UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: March 31, 2003

Check here if Amendment       [  ];      Amendment Number:

This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings
entries.

Institutional Investment Manager Filing this Report:
Name:           The Capital Management Corporation
Address:        9030 Stony Point Parkway, Suite 150
                Richmond, Virginia 23235

13F File Number:  28-801-13252

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Susan Kidd
Title:    Office Manager
Phone:    (804) 327-0302

Signature, Place, and Date of Signing:
Susan Kidd        Richmond, Virginia         May 5, 2003
[Signature]          [City, State]            [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 103

Form 13F Information Table Value Total: $121,591,356 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s)of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.             13F File Number         Name

NONE







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
 3/31/03                             FORM 13F  THE CAPITAL MANAGEMENT CORP.                                        PAGE   1

    ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:                ITEM 8:
                                                                    SHARES OR INVST DISCRET        V O T I N G    A U T H O R I T Y
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR                   (S H A R E S)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD  MGRS    (A)SOLE    (B)SHARED         (C)NONE

Abbott Labs                      COMMON  002824100      820,726        20,200     X    ALL                     20,200
Adobe Systems                    COMMON  00724F101    1,312,141        38,000     X    ALL                     38,000
Advanced Energy Industries, Inc. COMMON  007973100      254,280        26,350     X    ALL                     26,350
Alcoa, Inc.                      COMMON  013817101      299,238        13,050     X    ALL                     13,050
Altria Group Inc. (PhilipMorris) COMMON  02209S103    3,136,321       101,961     X    ALL                    101,961
Amgen, Incorporated              COMMON  031162100    4,667,996        76,150     X    ALL                     76,150
Apache Corporation               COMMON  037411105      744,303        13,001     X    ALL                     13,001
Applied Materials, Inc.          COMMON  038222105    1,241,604        84,925     X    ALL                     84,925
AptarGroup Inc.                  COMMON  038336103      222,009         6,450     X    ALL                      6,450
BB & T Corporation               COMMON  054937107      784,421        24,062     X    ALL                     24,062
BP P.L.C. Spon ADR               COMMON  055622104      418,776        10,866     X    ALL                     10,866
Bank of America Corporation      COMMON  060505104      828,918        11,194     X    ALL                     11,194
Baxter Int'l Inc.                COMMON  071813109      208,725         9,075     X    ALL                      9,075
Bed Bath & Beyond                COMMON  075896100    1,347,150        34,131     X    ALL                     34,131
BellSouth Corp.                  COMMON  079860102      287,910        11,295     X    ALL                     11,295
Berkshire Hathaway Class B       COMMON  084670207      548,020           235     X    ALL                        235
Biomet Incorporated              COMMON  090613100    3,002,820        98,582     X    ALL                     98,582
Bristol-Myers Squibb             COMMON  110122108      807,064        31,600     X    ALL                     31,600
C. H. Robinson Worldwide         COMMON  12541W100      978,249        26,590     X    ALL                     26,590
The Cheesecake Factory, Inc.     COMMON  16307210       609,687        19,300     X    ALL                     19,300
ChevronTexaco Corp Com           COMMON  166764100      504,240         8,028     X    ALL                      8,028
Cisco System Inc.                COMMON  17275R102      584,954        38,997     X    ALL                     38,997
Coca Cola Company                COMMON  191216100      857,748        21,231     X    ALL                     21,231
Cognex Corporation               COMMON  192422103      211,217         9,649     X    ALL                      9,649

TOTAL                                                24,678,517


 3/31/03                             FORM 13F  THE CAPITAL MANAGEMENT CORP.                                        PAGE   2

    ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:                ITEM 8:
                                                                    SHARES OR INVST DISCRET        V O T I N G    A U T H O R I T Y
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR                   (S H A R E S)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD  MGRS    (A)SOLE    (B)SHARED         (C)NONE

Concord EFS, Inc.                COMMON  206197105      765,639        55,360     X    ALL                     55,360
Costco Whsl Corporation          COMMON  22160K105      449,068        12,975     X    ALL                     12,975
Cox Communications               COMMON  224044107    1,583,011        47,825     X    ALL                     47,825
Dell Computer Corp.              COMMON  247025109      418,038        14,425     X    ALL                     14,425
DENTSPLY Int'l. Inc.             COMMON  249030107      460,342        12,325     X    ALL                     12,325
Dollar Tree Stores, Inc.         COMMON  256747106      679,502        26,710     X    ALL                     26,710
Dominion Resources, Inc.  VA     COMMON  25746U109      856,277        14,469     X    ALL                     14,469
E. I. duPont deNemours Co., Inc. COMMON  263534109    1,120,666        26,350     X    ALL                     26,350
Emerson Electric Company         COMMON  291011104    1,257,361        24,800     X    ALL                     24,800
Exxon Mobil Corp.                COMMON  30231G102    3,767,913       107,043     X    ALL                    107,043
FactSet Research Systems         COMMON  303075105      492,942        14,165     X    ALL                     14,165
Fastenal Co.                     COMMON  311900104    2,543,261        73,675     X    ALL                     73,675
Freddie Mac  (Voting Shares)     COMMON  313400301    1,595,727        27,560     X    ALL                     27,560
First Virginia Bank              COMMON  337477103      668,798        16,372     X    ALL                     16,372
Forest Labs Inc.                 COMMON  345838106      362,040         7,000     X    ALL                      7,000
Fortune Brands Inc.              COMMON  349631101      266,200         5,500     X    ALL                      5,500
General Electric                 COMMON  369604103    3,932,405       133,528     X    ALL                    133,528
Gentex Corp                      COMMON  371901109    1,432,130        47,500     X    ALL                     47,500
GlaxoSmithKline PLC ADR          COMMON  37733W105      413,790        10,212     X    ALL                     10,212
HCC Insurance                    COMMON  404132102      397,375        14,450     X    ALL                     14,450
Harley-Davidson Inc              COMMON  412822108      956,615        21,526     X    ALL                     21,526
Harte Hanks, Inc.                COMMON  416196103    1,260,666        70,037     X    ALL                     70,037
Health Management Assoc CL A     COMMON  421933102    2,349,779       137,736     X    ALL                    137,736
Hewitt Associates                COMMON  42822Q100    1,451,731        52,390     X    ALL                     52,390

TOTAL                                                29,481,276


 3/31/03                             FORM 13F  THE CAPITAL MANAGEMENT CORP.                                        PAGE   3

    ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:                ITEM 8:
                                                                    SHARES OR INVST DISCRET        V O T I N G    A U T H O R I T Y
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR                   (S H A R E S)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD  MGRS    (A)SOLE    (B)SHARED         (C)NONE

Hewlett Packard Co.(compaq)      COMMON  42823610       164,745        10,107     X    ALL                     10,107
INTEL Corporation                COMMON  458140100    2,429,660       132,262     X    ALL                    132,262
International Business Machines  COMMON  459200101      421,124         4,960     X    ALL                      4,960
Jefferson Pilot Corporation      COMMON  475070108      315,432         7,868     X    ALL                      7,868
Johnson & Johnson, Inc.          COMMON  478160104    2,995,985        53,158     X    ALL                     53,158
Kimberly Clark Corporation       COMMON  494368103      467,842         9,400     X    ALL                      9,400
Eli Lilly & Company              COMMON  532457108    1,335,754        20,930     X    ALL                     20,930
Linear Technology Corporation    COMMON  535678106    1,627,324        47,251     X    ALL                     47,251
Littelfuse, Inc.                 COMMON  537008104      797,657        40,780     X    ALL                     40,780
Lowes Companies Inc.             COMMON  548661107    2,308,003        52,586     X    ALL                     52,586
Manulife Financial Corporation   COMMON  56501R106      232,168         8,715     X    ALL                      8,715
Markel Corporporation            COMMON  570535104    5,848,875        24,134     X    ALL                     24,134
Medtronic Inc.                   COMMON  585055106    3,847,766        80,598     X    ALL                     80,598
Merck & Company,                 COMMON  589331107      984,988        16,930     X    ALL                     16,930
Microsoft Corp.                  COMMON  594918104      608,890        23,822     X    ALL                     23,822
Molex, Inc. Class A (Non-Voting) COMMON  608554200      564,433        27,804     X    ALL                     27,804
Moodys Corp                      COMMON  615369105    1,061,417        21,980     X    ALL                     21,980
National Commerce Financial Corp COMMON  63545P104      220,102        10,821     X    ALL                     10,821
Neuberger Berman Inc.            COMMON  641234109      830,744        27,060     X    ALL                     27,060
Nokia Corp. Sponsored ADR        COMMON  654902204      653,447        39,435     X    ALL                     39,435
Norfolk Southern Corporation     COMMON  655844108      390,350        18,404     X    ALL                     18,404
North Fork Bancorporation, Inc.  COMMON  659424105    1,957,003        60,476     X    ALL                     60,476
Omnicare, INC.                   COMMON  681904108      574,821        21,675     X    ALL                     21,675
Oracle Systems Corp.             COMMON  68389X105    2,561,078       215,579     X    ALL                    215,579

TOTAL                                                33,199,608


 3/31/03                             FORM 13F  THE CAPITAL MANAGEMENT CORP.                                        PAGE   4

    ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:                ITEM 8:
                                                                    SHARES OR INVST DISCRET        V O T I N G    A U T H O R I T Y
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR                   (S H A R E S)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD  MGRS    (A)SOLE    (B)SHARED         (C)NONE

Outback Steakhouse, Incorporated COMMON  689899102      695,144        19,450     X    ALL                     19,450
Paychex, Incorporated            COMMON  704326107    1,886,298        60,555     X    ALL                     60,555
Pepsico Inc.                     COMMON  713448108    1,528,001        35,305     X    ALL                     35,305
Pfizer, Inc.                     COMMON  717081103    4,337,917       141,070     X    ALL                    141,070
Plum Creek Timber Co., Inc.      COMMON  729251108      901,044        38,738     X    ALL                     38,738
Procter & Gamble Co.             COMMON  74271810       222,738         2,479     X    ALL                      2,479
Progress Energy, Inc.(frmlyCP&L) COMMON  743263105      269,481         6,450     X    ALL                      6,450
Progressive Corp.                COMMON  743315103      357,000         5,250     X    ALL                      5,250
Robert Half International        COMMON  770323103      844,606        51,880     X    ALL                     51,880
Royal Dutch Petroleum Co.        COMMON  780257804      575,345        14,074     X    ALL                     14,074
ServiceMaster Co., Inc.          COMMON  81760N109      484,801        53,569     X    ALL                     53,569
South Financial Group, Inc.      COMMON  837841105      367,378        14,995     X    ALL                     14,995
The Southern Company             COMMON  842587107      682,104        23,448     X    ALL                     23,448
Suntrust Banks, Inc.             COMMON  86791410       872,720        15,252     X    ALL                     15,252
Texas Instruments, Inc.          COMMON  882508104    1,233,486        66,711     X    ALL                     66,711
3M Co Com                        COMMON  88579Y101      617,596         4,900     X    ALL                      4,900
Tiffany & Co                     COMMON  886547108    1,614,718        58,209     X    ALL                     58,209
United Dominion Realty Trust     COMMON  910197102      230,523        13,812     X    ALL                     13,812
United Parcel Service Class B    COMMON  911312106    1,848,070        29,750     X    ALL                     29,750
Veritas Software                 COMMON  923436109    1,596,884        72,355     X    ALL                     72,355
Verizon Communications           COMMON  92343V104      765,317        20,474     X    ALL                     20,474
Vodafone Group PLC               COMMON  92857W100    3,912,873       198,020     X    ALL                    198,020
Wachovia Corp Com                COMMON  929903102    1,051,538        27,520     X    ALL                     27,520
Washington Mutual                COMMON  939322103      596,845        15,110     X    ALL                     15,110

TOTAL                                                27,492,427


 3/31/03                             FORM 13F  THE CAPITAL MANAGEMENT CORP.                                        PAGE   5

    ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:                ITEM 8:
                                                                    SHARES OR INVST DISCRET        V O T I N G    A U T H O R I T Y
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR                   (S H A R E S)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD  MGRS    (A)SOLE    (B)SHARED         (C)NONE

Washington Real Estate Inv. Tr.  COMMON  939653101      230,032         8,800     X    ALL                      8,800
Waters Corporation               COMMON  941848103    2,067,393        86,105     X    ALL                     86,105
Wells Fargo & Company            COMMON  949746101      724,625        15,015     X    ALL                     15,015
Wilmington Trust Corporation     COMMON  971807102      583,680        21,690     X    ALL                     21,690
Wyeth Corporation (Formerly AHP) COMMON  983024100    1,434,315        32,950     X    ALL                     32,950
Zebra Technologies Corporation   COMMON  989207105      822,043        12,330     X    ALL                     12,330
Noble Corporation                COMMON  G65422100      877,440        28,350     X    ALL                     28,350

TOTAL                                                 6,739,528

GRAND TOTAL                                         121,591,356
